Intangible Asset, net	12 Months Ended
Dec. 31, 2019
Intangible Asset, net
Intangible Asset, net

11. Intangible Asset, net

Intangible asset consists of customer relationship. Customer relationship is generated from a business combination in 2018, representing the customer list of the subsidiary. Customer relationship is recorded at fair value at acquisition date and amortized on a straight-line basis over the estimated useful life of 6 years.

Definite-lived intangible asset as of December 31, 2018 and 2019 consist of the following:

As of December 31, 2019
	Gross		Net	Estimated
	Carrying	Accumulated	Carrying	Useful
	Amount	Amortization	Amount	Life
	RMB	RMB	RMB	Year
Customer relationship	12,899	(2,509)	10,390	6

As of December 31, 2018
	Gross		Net
	Carrying	Accumulated	Carrying	Estimated
	Amount	Amortization	Amount	Useful Life
	RMB	RMB	RMB	Year
Customer relationship	12,617	(350)	12,267	6

Amortization expenses for intangible assets were RMB350 and RMB2,111 for the years ended December 31, 2018 and 2019, respectively.

As of December 31, 2019, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the Year Ending December 31,
	2020	2021	2022	2023	2024
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	2,150	2,150	2,150	2,150	1,790